Document and Entity Information	Apr. 14, 2023
Document And Entity Information [Line Items]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001848821
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 14, 2023
Entity Registrant Name	Global Technology Acquisition Corp. I
Entity Incorporation State Country Code	E9
Entity File Number	001-40948
Entity Tax Identification Number	66-0969672
Entity Address, Address Line One	19 W 24th St.
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10010
City Area Code	(917)
Local Phone Number	338-7786
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	GTACU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares, $0.0001 par value
Trading Symbol	GTAC
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	GTACW
Security Exchange Name	NASDAQ